Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of effective statutory rate and the provision for income taxes
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Income tax (benefit) liability at U.S. statutory rate of 21%	$819,786	$(637,879)
Income tax (benefit) liability – state	253,743	(197,439)
Permanent differences	(20,893)	457,798
Change in valuation allowance	(1,027,760)	377,520
Total provision for income tax	$24,876	$—

Schedule of deferred tax asset
	December 31, 2021	December 31, 2020
Net operating loss carryforward	$1,647,335	$868,338
Net capital loss carryforward	(1,707,701)	123,932
Total deferred tax asset (liability) before valuation allowance	(60,366)	992,271
Valuation allowance	35,490	(992,271)
Provision for income tax	24,876	—
Net deferred tax asset	$—	$—